Income tax expense (Tables)	12 Months Ended
Jun. 30, 2022
Income tax expense
Schedule of income tax expense

(in € thousands)	2020	2021	2022
Total current tax income / (expense)	(5,185)	(14,355)	(15,221)
Thereof prior year adjustments	(520)	(741)	141
Thereof other current income tax effects for the period	(4,665)	(13,614)	(15,362)

Total deferred tax income / (expense)	1,744	(1,179)	3,487
Thereof effects from origination and reversal of temporary balance sheet differences	(73)	2,553	98
Thereof prior year adjustments	435	896	153
Thereof effects from (non-)recognition of deferred tax assets on tax loss carryforwards / interest carryforwards	1,382	(4,628)	3,236

Total income tax expense	(3,441)	(15,534)	(11,734)

Schedule of effective income tax rate reconciliation

	Year ended June 30,
(in € thousands)	2020	2021	2022
Income (loss) before tax	9,791	(17,070)	3,836
Tax (expense) income based on expected group tax rate	(2,722)	4,697	(1,056)
Tax effects of:
Non-recognition of interest expenses due to interest cap	(1,042)	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	1,400	4,118	—
Non-deductible expenses (for local taxes)	(233)	(727)	(144)
Other non-deductible expenses	(874)	(19,412)	(14,229)
Tax free income	108	—	40
Tax rate difference between group and local tax rates and changes in tax rates	57	(420)	(194)
Prior year adjustments	(85)	155	295
(Non-) recognition on deferred tax assets on tax loss carryforwards	(18)	(4,064)	3,500
Others	(32)	120	53
Income tax expense	(3,441)	(15,534)	(11,734)
Effective total income tax rate (%)	35.1%	91.0%	305.9%